Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct. 16, 2015
ActiveAlts Contrarian ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ACTIVEALTS CONTRARIAN ETF (TICKER: SQZZ)
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the ActiveAlts Contrarian ETF (the “Fund”) is to seek current income and capital appreciation.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund. Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund, which are not reflected in the table set forth below.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by primarily investing in exchange-traded U.S. equity securities (“Equities”) that the Sub-Adviser believes may be subject to a “short squeeze” (as described below). The Fund may also lend portfolio securities that the Sub-Adviser believes may become, based on its analysis, subject to a short squeeze.

In selecting securities for the Fund's portfolio, the Sub-Adviser uses a proprietary investment process (described in more detail below) to identify Equities that it believes have a higher potential for capital appreciation as a result of a short squeeze. A “short squeeze” occurs when investors who have sold short shares of an equity security seek to rapidly cover or buy back the short position due to actual or perceived appreciation in the security, which may occur because of positive news or events related to the company, its market sector or the market generally. Often, the additional buying momentum created by short sellers covering their short positions escalates the increase in the price of the shares.

The Sub-Adviser's process for identifying short squeeze opportunities involves analysis of both fundamental factors (e.g., quality of earnings, fundamental stability of business, etc.) and technical factors (e.g., price and volume characteristics, relative strength, etc.). Using this analysis, the Sub-Adviser seeks to identify securities where, in the opinion of the Sub-Adviser, short interest is significant, is increasing or is expected to increase, but is unjustified based on the Sub-Adviser's analysis. The Sub-Adviser may also determine to lend out portfolio securities that the Sub-Adviser believes to be strong candidates for a short squeeze to short sellers and other market participants. The Fund will receive premium income in exchange for the securities it lends.

The Fund's portfolio may be more heavily focused in different sectors or industries at different times depending on market conditions, and/or company, sector and industry outlooks. While the Fund is not limited with respect to its investments in any sector or industry, the Fund limits investments in a single issuer to no more than five percent (5%) of the total assets of the Fund and to no more than five percent (5%) of the security's public float. In addition, the Fund will limit its stock investments to companies with a market capitalization of $250 million or more.

In general, the Fund will acquire positions that the Sub-Adviser believes, based on its analysis of markets, companies and sectors, offer substantial potential for capital appreciation or the opportunity for income. Conversely, the Fund will generally sell positions when the Sub-Adviser believes the security has met its target price, the Sub-Adviser's outlook for a market, company or sector has changed, or the Sub-Adviser believes better opportunities are available. To the extent that the Sub-Adviser has not identified Equities suitable for investment, the Fund will be invested in cash or cash equivalents, such as money market funds, and at times the Fund's investment in such investments may be significant.

The Fund is an actively managed ETF and thus does not seek to replicate the performance of a specific index. Instead, the Fund uses an active investment strategy in an effort to meet its investment objective. As a result of its trading strategy, the Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover than many investment companies. Portfolio turnover is a ratio that indicates how often the securities in an investment company's portfolio change during a year. A higher portfolio turnover rate indicates a greater number of changes, and a lower portfolio turnover rate indicates a smaller number of changes. Under normal circumstances, the anticipated annual portfolio turnover rate for the Fund is expected to be greater than 100%.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund is subject to investment risks; therefore you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following risks:

Market Risk. Market risk refers to the risk that the value of securities in the Fund's portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Sub-Adviser's control, including economic conditions, adverse investor sentiment, poor management decisions, lower demand for a company's goods and services and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects. Stocks tend to move in cycles, with periods when stock prices generally rise and periods when they generally decline. Exogenous forces may affect the Fund in ways that the Sub-Adviser may not be able to anticipate and/or create a trading strategy that will protect the underlying principal of the Fund.

Management Style Risk. The NAV of the Fund's Shares changes daily based on the performance of the securities in which it invests. The ability of the Fund to meet its investment objective is directly related to the ability of the Sub-Adviser to accurately evaluate portfolio investments, measure market risk and appropriately react to current and developing market trends. There is no guarantee that the Sub-Adviser's judgments about the attractiveness, value, and potential appreciation of particular investments in which the Fund invests will be correct or produce the desired results. If the Sub-Adviser fails to accurately evaluate portfolio investments, evaluate market risk or appropriately react to current and developing market conditions, the Fund's share price may be adversely affected.

Risks Related to Investments in Significantly Shorted Stocks. The Fund's investment strategy seeks to invest in stocks in which a significant amount of market participants have taken short positions. Market participants take short positions in stocks when they believe the value of these stocks will decline in the future. If these market participants are correct, the value of stocks in which the Fund invests will decrease, and the Fund will lose money on its investments.

Risk of Securities Lending. The Fund may lend portfolio securities to broker-dealers and other financial institutions provided that such loans are at all times secured by collateral that is at least equal to the market value, plus accrued interest, determined daily, of the loaned securities and such loans are callable at any time by the Fund. The advantage of such loans is that the Fund continues to receive the interest or dividends on the loaned securities, while at the same time earning interest on the collateral which is invested in short-term obligations. The Fund may pay reasonable finders', administrative and custodial fees in connection with loans of its securities. There is no assurance as to the extent to which securities loans can be effected.

If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. On termination of the loan, the borrower is required to return the securities to the Fund; any gains or loss in the market price during the loan would inure to the Fund.

When voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect on the Fund's investment in the securities which are the subject of the loan.

Default and Counterparty Risk. Securities lending exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. In addition, in the case of a default, the Fund could become subject to adverse market movements while replacement transactions are executed. Such “counterparty risk” is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. The Fund does not have an internal credit function which evaluates the creditworthiness of its counterparties. The ability of the Fund to transact business with any one or number of counterparties, the lack of any meaningful and independent evaluation of such counterparties' financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Medium Capitalization and Small Capitalization Companies Risk. The Fund may invest a significant portion of its assets in medium capitalization companies (which the Sub-Adviser defines as companies having a market capitalization of between $1 billion and $6 billion that are not in the top ten percent of the securities in their primary market when ranked in order of market capital) and also may invest a significant portion of its assets in small capitalization companies (which the Sub-Adviser defines as companies having a market capitalization of less than $1 billion). Investing in the securities of small and medium capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small and medium companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Such companies also typically are subject to a greater degree of changes in earnings and prospects.

Large Capitalization Companies Risk. The Fund may invest in large capitalization companies (defined by the Sub-Adviser as companies with more than $6 billion in capitalization). Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Money Market Risk . In order to maintain sufficient liquidity, to implement investment strategies or for temporary defensive purposes, the Fund may invest a significant portion of its assets in shares of one or more money market funds. Generally, money market mutual funds are registered investment companies that seek to earn income consistent with the preservation of capital and maintenance of liquidity by investing primarily in high quality money market instruments, including, without limitation, U.S. government obligations, bank obligations and high-grade corporate instruments. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Company or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they are possible. In addition, the Fund will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.

Equity Risk. Holders of common stock, or common stock equivalents, of any given issuer, are generally exposed to greater risk than holders of preferred stocks and debt obligations of the issuer because preferred stocks and debt obligations are typically entitled to receive payments and distributions in advance of common stock.

Limited Experience Risk. Although the executives and members of the Sub-Adviser have extensive experience in managing investments for clients, including corporations, non-taxable entities, investment companies and other business and private accounts, the Sub-Adviser has not managed this particular strategy before, which may limit the Sub-Adviser's effectiveness.

Absence of Prior Active Market Risk. Although the Shares in the Fund are approved for listing on the NASDAQ Stock Market (the “Exchange”), there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Fund's Shares will generally fluctuate with changes in the market value of the Fund's securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Fund's NAV and supply and demand of Shares on the Exchange or any other exchange on which Shares are traded. It cannot be predicted whether Shares will trade below, at or above their NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Risks Related to Portfolio Turnover. As a result of its trading strategy, the Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other registered investment companies. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Fund realizes capital gains when portfolio investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund's taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates. See “Federal Income Tax Matters”.

Risk, Lose Money	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks; therefore you may lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year.
Performance One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year.
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Performance information for the Fund will be provided once it has annual returns for a full calendar year.
ActiveAlts Contrarian ETF | ActiveAlts Contrarian ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	1.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.53%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.08%
Management Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.13%)	[2]
Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.95%	[2]
1 Year	rr_ExpenseExampleYear01	$ 204.75
3 Years	rr_ExpenseExampleYear03	$ 876.53

[1]	Expenses are based on estimated amounts for the current fiscal year.
[2]	The Fund's sub-adviser, Active Alts Inc. (the “Sub-Adviser”), has entered into an Expense Limitation Agreement to limit the Fund's total operating expenses (excluding dividend and interest expenses; taxes; brokerage commissions and other transaction-related expenses; extraordinary expenses; acquired fund fees and expenses; and payments, if any, under a Rule 12b-1 Distribution Plan) so that such expenses do not exceed 1.95% of the Fund's average daily net assets through December 31, 2016. While the Sub-Adviser or the Fund may discontinue the Expense Limitation Agreement after the contractual period, it may only be terminated during its term with the approval of the Fund's Board of Trustees (the “Board”). Pursuant to the Expense Limitation Agreement, the Adviser may recapture fees waived and operating expenses reimbursed for a period of three years following the fiscal year in which such reimbursement occurred; provided that such recapture may not cause the Fund's total operating expenses to exceed the expense cap in place at the time of such waiver or reimbursement.